CHAPMAN AND CUTLER LLP
                     111 WEST MONROE STREET
                    CHICAGO, ILLINOIS  60603





                          March 4, 2008



Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549



     Re:                    FT 1644
               CIK No. 1421028 File No. 333-148994

Gentlemen:

     On behalf of First Trust Portfolios L.P., depositor and sponsor of FT 1644, there is enclosed Amendment No. 2 to the Registration Statement on Form S-6 relating to securities of FT 1644, originally filed and amended with the Commission on February 1, 2008. You will note that the Sponsor has adopted the procedure permitted by Rule 24f-2 under the Investment Company Act of 1940, as amended, and has requested the registration of an "indefinite" number of units.

     The Trust Agreement was entered into on March 4, 2008 and Securities (as defined in the Trust Agreement) have been deposited with the Trustee. In connection therewith, the Trustee has issued in the names of First Trust Portfolios L.P. and the other Underwriter named in the Prospectus, certificates for units of fractional undivided interest in the Fund, which certificates are being retained by the Trustee for delivery after the effectiveness of the Registration Statement.

     In addition to Amendment No. 2 and the exhibits listed therein as being filed therewith, a memorandum reflecting changes from materials previously submitted is submitted herewith.

     Except as described above, the changes in the Prospectus represent the completion of various statements of information based on the Securities deposited in the Fund and the dates of record, distribution and evaluation, together with a list of the deposited Securities, the Statement of Net Assets and the Report of Independent Registered Public Accounting Firm. An effort has been made not only to indicate the changes by redlining but also to list them in the memorandum setting forth changes from materials previously submitted.

     It is our opinion that the subject Registration Statement does not contain disclosures which would render it ineligible to become effective pursuant to Rule 487.

     We have appreciated the courtesy and cooperation of the members of the staff and if there are any questions on which we may be of assistance, please do not hesitate to call either Eric
F. Fess (312-845-3781) or Brian D. Free (312-845-3017).

                                Very truly yours,




                                CHAPMAN AND CUTLER LLP


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